Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Public Warrants [Member] | Level 2 [Member]
Liabilities:
Warrant Liabilities	$ 1,437,500	$ 1,341,667	$ 95,833
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Warrant Liabilities	$ 750,000	$ 700,000	$ 50,000